CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues, net from affiliates	$ 4,381	$ 4,183	$ 3,437
Operating expenses:
Technical and operating charges from affiliates	171,642	144,542	175,629
Selling, general and administrative charges to affiliates	23,083	36,552	37,656
CSC Holdings [Member]
Revenues, net from affiliates	4,381	4,183	3,437
Operating expenses:
Technical and operating charges from affiliates	171,642	144,542	175,629
Selling, general and administrative charges to affiliates	$ 23,083	$ 36,552	$ 37,656